Contra Fund
Contra Fund
Investment Objective
The Contra Fund (the “Fund”) seeks to provide protection against declines in the value of the equity allocation of certain assets managed by AssetMark, Inc. (“AssetMark”) (formerly, Genworth Financial Wealth Management, Inc.), for its private advisory clients.

Fees And Expenses Of The Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Contra Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Contra Fund
Management Fees		1.20%
Distribution and Service (12b-1) Fees		none
Other Expenses		21.44%
Acquired Fund Fees and Expenses	[1]	0.03%
Total Annual Fund Operating Expenses	[2]	22.67%
Fee Waiver and/or Expense Reimbursement		(20.89%)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.78%
[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds. Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of expenses to average net assets found within the "Financial Highlights" section of this prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	AssetMark has contractually agreed to waive its fees and/or pay Fund expenses to the extent necessary to ensure that the Total Annual Fund Operating Expense After Fee Waiver and/or Expense Reimbursement (excluding any taxes, interest, brokerage fees, securities lending expense offset amounts, acquired fund fees and expenses, and non-routine expenses) does not exceed 1.75% of the Fund's average daily net assets. If the Fund's expense level would fall below the 1.75% annual limit, the Fund may maintain expenses at the limit so that AssetMark may be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years, provided the reimbursement will not cause the Fund's Total Annual Fund Operating Expense After Fee Waiver and/or Expense Reimbursement to exceed the 1.75% limit. This agreement will continue in effect until January 31, 2015, and may not be terminated by AssetMark prior to that date, but may be continued thereafter.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year:	3 Years:	5 Years:	10 Years:
Contra Fund	181	4,070	6,707	10,156

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate will result in higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.  For purposes of calculating the Fund’s portfolio turnover rate, all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less are excluded.  If such investments were included, the Fund’s portfolio turnover rate would be significantly higher.

Principal Investment Strategies
The Fund seeks to provide protection against declines in the value of the equity allocation of certain assets managed by AssetMark for its private advisory clients. The Fund is used by AssetMark within an asset allocation program to provide some measure of downside protection in the event that client assets sensitive to movements in the equity markets are exposed to the loss of significant value as a result of a severe and sustained decline in the broad-based equity market.  As the Fund’s investment advisor, AssetMark analyzes various mutual funds and securities owned by certain of its private advisory clients and performs a statistical analysis of the return characteristics of these securities at the individual-security and/or portfolio level. This periodic analysis may include a statistical analysis of the performance pattern of the mutual funds and the directly held securities.

Based on this analysis, as well as current market factors, AssetMark periodically uses its judgment and discretion in creating a composite hedging benchmark, which it calls the Equity Hedging Benchmark (the “Hedging Benchmark”), in an attempt to identify a hedge for the equity market risk of certain assets owned by Fund shareholders. In order to reduce the cost of the hedge, AssetMark may, and sometimes will, include Hedging Benchmark positions which by themselves would have a long equity market bias. AssetMark instructs Credit Suisse Asset Management, LLC (“CSAM”), the Fund’s sub-advisor, of the nature, timing and performance expectations related to and associated with the Hedging Benchmark.  CSAM then uses a quantitative and qualitative investment process to select investments designed to deliver Fund performance that tracks, within prescribed bounds, the performance of the Hedging Benchmark positions.  In pursuing the Fund’s objectives, CSAM, in its discretion, may increase or decrease the level of downside protection provided by the Fund, relative to the Hedging Benchmark, including potentially adjusting the long-bias positions identified in the Hedging Benchmark.  The value of your investment in the Fund generally will decrease when the broad-based equity market appreciates, is unchanged or experiences a modest decrease.  Conversely, when the value of the broad-based equity market experiences a severe and sustained decline, the value of your investment in the Fund generally will increase.

In order to achieve its investment goal, the Fund may use the following instruments:

•	derivatives, including options on securities and stock indexes;

•	cash, cash equivalents and short-term market instruments;

•	money market funds; and

•	exchange-traded funds (“ETFs”)

The Fund generally purchases broad-market index put options to seek favorable returns in anticipation of the risk that broad equity markets may decline in value.  To help offset the costs of purchasing those put options, the Fund may also write (sell) other index put options.

In addition, the Fund may also utilize various options strategies, such as those commonly referred to as straddles, spreads, strangles, butterflies and condors.  These strategies involve combinations of positions in both put and call options.  The success of each of these strategies depends on many factors, primary among them, the volatility of the underlying index.  The Fund’s decision regarding whether or not to utilize a specific options strategy will depend upon an evaluation of the relative pricing of available options, market conditions, and the efficient implementation of the Hedging Benchmark.

Principal Investment Risks
Investors could lose all or a portion of their investment in the Fund.  The risks associated with an investment in the Fund can increase during times of significant volatility in the broad-based equity market.  The principal risks of the Fund include:

•
AssetMark may be unable to fully determine the prospective market exposure of its clients’ holdings, when constructing the Hedging Benchmark, and may therefore have imperfect knowledge of the magnitude of risk to be hedged.

•
To the extent that a particular investor’s portfolio differs from the aggregate client assets analyzed to construct the Hedging Benchmark, the realized risk of an investor’s portfolio may differ from AssetMark’s estimate, and the Fund may not be successful in providing protection against declines in the investor’s portfolio.

•
The Fund’s use of derivatives involves additional risks and transaction costs, such as (i) the risk of adverse changes in the value of these instruments, (ii) the risk of imperfect correlation between the price of derivatives and movements in the price of the underlying securities or index, (iii) the fact that the use of derivatives requires different skills than those needed to select portfolio securities, (iv) the risk of the possible absence of a liquid secondary market for a particular derivative at any moment in time, and (v) the risk of loss of assets posted by the Fund as collateral or margin in connection with its transactions in derivatives.

•
Certain investments (such as options) and certain practices may have the effect of magnifying declines in the Fund’s net asset value (“NAV”).  Losses from written put options can be substantial.  Losses from written call options can be unlimited to the extent of the Fund’s assets.

•
The Fund can experience losses through the purchase of options, including the complete loss of the amount invested.  A purchased option can lose partial value if the underlying index fails to move in a direction favorable to that type of option after the time of purchase or it can lose all of its value if the option expires while the underlying index is outside of the option’s specified payout range.  In addition, while an index option can gain value as the result of a favorable movement in the underlying index (an upward movement for call options or a downward movement for put options), the Fund may lose some or all of that accumulated value if the purchased options are not sold (and the gains not realized) prior to any possible adverse change in the direction of the underlying index that would reduce the accumulated value.

•	There is a risk that a strategy used by the Fund may fail to produce the intended result. This risk is common to all mutual funds.

•	The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer.

•
Because the Fund is non-diversified (meaning that compared to diversified mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer), its shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund.

•
A higher portfolio turnover rate will result in the Fund paying more brokerage commissions and may generate greater tax liabilities for shareholders. Additionally, high portfolio turnover may adversely affect the ability of the Fund to meet its investment goals.

•	At times, the Fund may be constrained in its ability to use derivatives by an unanticipated inability to close positions when it would be most advantageous to do so.

•
Certain major exchanges on which options are traded have established limits on how much an option may decline over various time periods. If trading is halted, then the Fund may not be able to purchase or sell options contracts and may also be required to use a “fair value” method to price its outstanding contracts.

•	The derivatives in which the Fund invests are subject to loss of value over time, and may have no value at the time of their expiration.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Returns as of 12/31

HIGHEST AND LOWEST QUARTER RETURNS (for periods shown in the bar chart) Highest: 370.17% in 3rd Quarter 2011 Lowest: -96.75% in 2nd Quarter 2009
Average Annual Total Returns (For the periods ended December 31, 2013)
Average Annual Returns	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Contra Fund	Return Before Taxes	(99.99%)	(99.77%)	(99.43%)
Contra Fund After Taxes on Distributions	Return After Taxes on Distributions	(99.99%)	(99.77%)	(99.43%)
Contra Fund After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	(56.59%)	(24.96%)	(13.37%)
Contra Fund S&P 500 Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.